Earnings per Share - Repurchase Program (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Earnings Per Share [Abstract]
Value of shares authorized for repurchase				$ 5,000
Stock repurchased (in shares)	108,724
Stock repurchased (in dollars per share)	$ 26.60
Stock repurchased	$ 2,892	$ 2,148	$ 906
Share repurchase pursuant	$ 2,100